EQUITY BASED COMPENSATION - Schedule of the Activity Related to Restricted Stock During the Respective Periods (Details) - Restricted Stock - Galaxy Digital Holdings, LP - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Number of Options
Beginning balance (in shares)	0	281,808	281,808	1,643,590	1,925,399
Vested (in shares)	0	(281,808)	(281,808)	(736,782)	(281,809)
Forfeited (in shares)	0	0	0	(625,000)
Ending balance (in shares)	0		0	281,808	1,643,590
Weighted Average Exercise Price (C$)
Beginning balance (in cad per share)	$ 0	$ 19.11	$ 19.11	$ 10.07	$ 11,390
Vested (in cad per share)	0	19.11	19.11	10.61	19.11
Forfeited (in cad per share)	0	$ 0	0	5.35
Ending balance (in cad per shares)	$ 0		$ 0	$ 19.11	$ 10.07